Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Beginning Balance		$ 151	$ 240
Additions		7	52
Utilized		(65)	(133)
Released		(16)	(3)
Other changes	[1]	12	(5)
Ending Balance		89	151
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		148	234
Additions		7	52
Utilized		(65)	(131)
Released		(16)	(3)
Other changes	[1]	12	(4)
Ending Balance		86	148
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		3	6
Utilized			(2)
Other changes	[1]	(3)	(1)
Ending Balance			$ 3
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Other changes	[1]	3
Ending Balance		$ 3

[1]	Other changes primarily related to translation differences and internal transfers.